Earnings per Share - Weighted Average Common Shares Used in Computations of Basic and Diluted Earnings Per Share (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Earnings Per Share [Abstract]
Average common shares outstanding	193,299	195,157	205,460
Dilutive share equivalents from share-based plans	4,410	4,036	3,721
Average common and common equivalent shares outstanding - assuming dilution	197,709	199,193	209,181